Securities Act File No. 33-12213
                    Investment Company Act File No. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 26

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27
                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011
               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                          Copy to: Julie Allecta, Esq.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                            San Francisco, CA, 94104
       _________________________________________________________________
It is proposed that this filing will become effective:

   Immediately upon filing pursuant to paragraph (b)

__ On             pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a)(1)

__ On              pursuant to paragraph (a)(1)

XX 75 days after filing pursuant to paragraph (a)(2)

__ On              pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
______________________________________________________________


Pursuant to Rule 24f-2 under the Investment Company Act of 1940,
Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most recent notice required by Rule 24f-2 was filed on February 28, 1996.



                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                   Location

Part A

Item 1.  Cover Page...........................        Cover Page

Item 2.  Synopsis.............................        Expense
                                                       Table,
                                                      Prospectus
                                                     Summary


Item 3.  Financial Highlights.................        N/A



Item 4.  General Description of Registrant....     Objective,
                                                  and Policies;
                                                  Risk Factors



Item 5.  Management of the Fund...............      Management
                                              and Administration
                                                    of the Fund


Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders


Item 6.  Capital Stock and Other Securities. . .   Dividends,
                                                    Distributions
                                                    and Taxes;
                                                     General
                                                   Information

Item 7.  Purchase of Securities Being Offered . .   Purchase of
                                                    Fund Shares;
                                                    Determination
                                                   of Net Asset
                                                    Value; Plan
                                                  of Distribution


Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .  N/A

Part B

Item 10. Cover Page .............................      Cover Page

Item 11. Table of Contents.......................      Table of
                                                       Contents

Item 12. General Information and History . . . .       Other
                                                     Information



Item 13  Investment Objectives and Policies ....       Investment
                                                    Policies and
                                                    Restrictions


Item 14. Management of the Fund...................  Management

Item 15. Control Persons and Principal Holders
         of Securities............................  Management


Item 16. Investment Advisory and Other Services.... Investment
                                                    Management,
                                                  Administration
                                                 and Distribution
                                                   Arrangements


Item 17. Brokerage Allocation...................... Portfolio
                                                    Transactions



Item 18. Capital Stock and Other Securities........ Investment
                                                    Management,
                                                  Administration
                                                and Distribution
                                                  Arrangements


Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Valuation of
                                                    Shares




Item 20. Tax Status..............................   Taxes



Item 21. Underwriters............................   Investment
                                                    Management,
                                                  Administration
                                                and Distribution
                                                  Arrangements



Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement

                          TITAN FINANCIAL SERVICES FUND

                          Prospectus dated May __, 1996

                            9672 Pennsylvania Avenue
                         Upper Marlboro, Maryland 20772


Titan Financial Services Fund (the "Fund"), a diversified, professionally managed portfolio, is a separate series of Professionally Managed Portfolios. The Fund's primary objective is capital appreciation. Its secondary objective is moderate income. The Fund will seek to achieve its objectives by investing principally in equity securities of financial services companies, which include U.S. commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies. See "Investment Objectives and Policies." No assurance can be given that the Fund's investment objectives will be realized.


This Prospectus concisely sets forth information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information ("SAI"), dated May __, 1996 (which is incorporated by reference herein), is on file with the Securities and Exchange Commission. You can obtain a free copy of the SAI, and further inquiries can be made, by contacting the Fund, or by calling toll-free at 800-385- 7003.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


DC-241890.2

No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.


                          TITAN FINANCIAL SERVICES FUND

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

     The Fund ......  Titan Financial Services Fund (the "Fund"), a diversified, professionally managed portfolio, is a separate series of Professionally Managed Portfolios, a registered open-end management investment company.

     Investment Objectives and Policies... Capital appreciation and, secondarily, moderate income; invests primarily in equity securities of financial services companies, which include U.S. commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies. Investment

     Adviser........  Titan Investment Advisers, LLC (the "Investment Adviser").
See "Management and Administration of the Fund."

     Administrator..   Investment   Company   Administration   Corporation  (the
"Administrator"). See "Management and Administration of the Fund."

     Purchases......  Shares of the Fund are  available  without a sales charge.
See "Purchase of Fund Shares."

     Redemptions....  The Fund's  shareholders  may redeem through American Data
Services, Inc, the Fund's transfer agent (the "Transfer Agent").

     Dividends......  Declared  and paid  annually;  net  capital  gain  also is distributed annually. See "Dividends, Distributions and Taxes."

     Minimum  Purchase.......  $5,000 for first  purchase;  $100 for  subsequent purchases.

     Who Should Invest.........  The Fund invests primarily in equity securities of financial services companies, which include U.S. commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies for such entities. Accordingly, the Fund is designed for investors who are seeking capital appreciation potential and to a lesser extent, moderate income, for a portion of their assets and who can assume the risks of greater fluctuation of market value resulting from investment in a portfolio concentrated in the banking and savings and loan industries. While the Fund is not intended to provide a complete or balanced investment program it can serve as one component of an investor's long-term program to accumulate assets for retirement, college tuition or other major goals.

     Risk Factors... There can be no insurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The Fund's concentration in the banking and savings and loan industries subjects its shares to greater risk than the shares of a fund whose portfolio is not so concentrated and, in particular, its shares will be affected by economic, legislative and regulatory developments impacting those industries. Neither the federal insurance of bank and savings and loan deposits nor governmental regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks and thrifts or their holding companies or insurers against the risks of investing in the equity securities issued by these institutions. The Fund's investments in foreign securities and its use of options also entail special risks.

     Expenses of Investing in the Fund......  The following table is intended to assist investors in understanding the expenses associated with investing in the Fund.

Shareholder Transactions Costs:
     Maximum sales charge on purchases (as a % of
     offering price)...........................................            NONE
     Sales charges on reinvested distributions.................            NONE
     Deferred sales charges....................................            NONE
     Redemption fee1...........................................            1.00%
Annual Fund Operating Expenses (as a % of average net assets):
     Investment advisory fees..................................            1.00%
     12b-1 distribution and service fees.......................            0.25%
     Other expenses (estimated)(after reimbursement). . . .                1.25%
     Total Fund Operating Expenses (after reimbursement)2......            2.50%
==================================================  =========================

                  1 A redemption fee is assessed on redemptions of shares purchased without an initial sales charge and redeemed within two years of purchase; the maximum fee is 1.00% of the lesser of the cost basis or net asset value of the shares redeemed in the first year.


2 The Fund has adopted a plan of distribution under which the fund will pay a distribution fee at an annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at net asset value per share.


Hypothetical Example of Effect of Expenses:

     An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:



                                                1 Year            3 Years
 Titan Financial Services Fund                     $25                $80
===========================================  ================  =================



     This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. This Example should not be considered a representation of past or future expenses, and the Fund's actual expenses may be more or less than those shown. The actual expenses attributable to the Fund's shares will depend upon, among other things, the level of average net assets, the extent to which the Fund incurs variable expenses, such as transfer agency costs, and whether the Investment Adviser reimburses all or a portion of the Fund's expenses and/or waives all or a portion of its advisory fees.


INVESTMENT OBJECTIVES AND POLICIES; RISK FACTORS


     The Fund's primary investment objective is capital appreciation. Its secondary objective is moderate income. The investment objectives of the Fund are fundamental and may not be changed without the approval of the holders of a majority of the Fund's shares. There is no assurance that the Fund's investment objectives will be achieved.

     The Fund will seek to achieve its investment objectives by investing at least 65%, and possibly up to 100%, of its total assets in equity securities of U.S. commercial banks, consumer banks, savings and loan institutions, and other financial services companies including, but not limited to, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers and service providers to the banking and financial services sectors, and holding companies for each of the foregoing. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants, and convertible bonds.

     In seeking its objective, the Fund will concentrate on equity securities of banks, savings and loan institutions and financial services companies that are, in the Investment Adviser's opinion, undervalued both from the standpoint of book value and earnings. The Investment Adviser will seek to identify companies whose prospects are deemed attractive on the basis of a growth in earnings and assets and the companies fundamentals. Equity selection will be made on the basis of book value, earnings, quality of assets, merger potential, and franchise value (particularly in regard to banks and savings and loan institutions). The Investment Adviser will pay particular attention to smaller banking institutions with assets of $5 billion or less. In addition, the Fund will invest in stronger mutual savings banks that have converted to publicly held companies. The Fund will also endeavor to open deposit accounts with mutual savings and loan associations with the intent of subscribing to stock in the event the institutions go public.

     The Fund may also invest up to 35% of its assets in equity securities of other types of issuers and in debt securities of all issuers, including money market investments. The market value of the debt securities in the Fund's portfolio will also tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tend to decline. The Fund also may invest up to 20% of its total assets in American Depository Receipts ("ADRs").

     The Fund will invest no more than 5% of its total assets in the securities of any one issuer other than the U.S. government, except that up to 25% of the Fund's total assets may be invested without regard to this limitation. In addition, in order to be diversified, the Fund normally will be invested in the securities of at least 30 separate companies. The above shall be considered to be fundamental policies which cannot be changed without stockholder approval.

     The Fund does not constitute a complete investment program. Thus, it is recommended that an investment in this Fund be considered only one portion of your overall investment portfolio. Securities in which the fund invests, and its share price and returns, are subject to fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund is more suitable for longer term investors who can bear the risk of short-term fluctuation in principal and net asset value that are inherent in investing in equity securities for capital appreciation


   Special Considerations and Risks Relating to the Financial Services Industry.

Because the Fund's investments will be concentrated in the financial services industry, its shares are subject to greater risks than the shares of a fund whose portfolio is not so concentrated, and it will be particularly affected by economic, legislative and regulatory developments affecting those industries. Events may occur which significantly affect the banking and financial services industries resulting in the Fund's share value increasing or decreasing at rates faster than the share value of a mutual fund with investments in many industries.

     Commercial banks, savings and loan institutions and their holding companies are especially influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. These institutions are subject to extensive federal regulation and, in some cases, to state regulation as well. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insures against the risk of investing in the equity securities issued by these institutions.

     Investment banking, securities and commodities brokerage and investment advisory companies also are subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies also are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

     The financial services industry may be subject to greater government regulation than many other industries and changes in governmental policies and the need for regulatory approval may have a material effect on the services of this industry. As previously noted, banks, savings and loan institutions, and finance companies are subject to extensive governmental regulations which may limit both the financial commitments they can make, including the amounts and types of loans, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.


     Specialized Risk Factors of Foreign Securities. As previously stated in this Prospectus, the Fund may invest up to 20% of its total assets in ADRs, which are securities convertible into securities of corporations based in foreign countries. These investment may involve special risks arising from political, economic and social developments abroad, as well as those that may result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.

     While the Fund generally invests only in securities that are traded on recognized exchanges or in over-the-counter ("OTC") markets, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign securities trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt to payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in foreign securities may be subject to less efficient settlement practices. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures may differ substantially from those of U.S. courts.

     Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar (as are some securities of U.S. issuers), changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, speculation and other economic and political conditions. In addition, some foreign currency values may be volatile and there is the possibility of governmental intervention in the currency markets. Any of these factors could adversely affect the Fund.

     Hedging Strategies. The Fund may attempt to reduce the overall risk of its investments (hedge) by purchasing and selling (writing) call and put options on debt and equity securities which are listed on Exchanges or are written in over-the-counter transactions ("OTC Options"). Listed options, which are currently listed on several different Exchanges, are issued by the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security to the OCC at the stated exercise price. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.


     Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including certain cover for OTC options and securities whose disposition is restricted under the federal securities law (other than "Rule 144A" securities the Investment Adviser has determined to be liquid under procedures approved by the Fund's Board of Directors). Rule 144A establishes a "safe harbor" from registration requirements of the Securities Act of 1933 ("1933 Act") for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable value for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

     When-Issued and Delayed Delivery Securities. The Fund may purchase debt securities on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when- issued or delayed transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund generally would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when- issued or delayed basis, it immediately assumes the risks or ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a when-issued or delayed basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

     Other Information. When the Investment Adviser believes that conditions in the securities markets warrant a temporary defensive strategy, the Investment Adviser may temporarily invest up to 100% of the Fund's total assets in debt securities, preferred stock, cash or money market instruments or invest in any other securities the Investment Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Investment Adviser may use these alternative strategies. The Fund has no previous operating history nor does its Investment Adviser.

     The Fund intends to buy and hold securities for capital appreciation. Although the Fund does not intend to engage in substantial short-term trading as a means of achieving its investment objective, it may sell portfolio securities without regard to the length of time they have been held, in accordance with the investment policies described earlier. Fund changes will be affected whenever the Fund's Investment Adviser believes they will benefit the performance of the portfolio. The Fund does expect to engage in a substantial number of portfolio transactions. It is anticipated that, under normal market conditions, the Fund's portfolio turnover rate will not exceed 100% in any one year. The Fund will incur brokerage costs commensurate with its portfolio turnover rate; thus a higher level (over 100%) of portfolio transactions will increase the Fund's overall brokerage expenses. Short term gains and losses may result from such portfolio transactions. See "Dividends, Distributions and Taxes" for a discussion of the tax implication of the Fund's trading policy.

MANAGEMENT AND ADMINISTRATION OF THE FUND

     The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The Board of Trustees must approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to its officers, to the Investment Adviser, and to the Administrator subject always to the investment objectives and policies of the Fund and to general supervision by the Board of Trustees.

     Investment Adviser

     Pursuant to an investment advisory contract with the Fund, effective May __, 1996, Titan Investment Advisers, LLC (the "Investment Adviser") actively manages the Fund's portfolio with a view to achieving the Fund's investment objectives. In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Investment Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, as well as investment factors it deems relevant. The Fund's Board of Trustees is responsible for generally overseeing the conduct of the Fund's business. Subject to such policies as the Trustees may determine, the Investment Adviser furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. The Investment Adviser also manages the Fund's other affairs and businesses. As compensation for its services, the Investment Adviser will receive from the Fund a fee accrued daily and paid monthly at an annual rate of 1.00% of the Fund's average net assets. The contract may be terminated by either party without penalty on 60 days' written notice to the other party and will terminate automatically upon its assignment.

     Gilbert R. Giordano, President of the Investment Adviser, will have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Giordano has been employed by the Adviser since its inception. Although the Investment Adviser has no prior experience in managing investment companies, Mr. Giordano has over thirty years experience in the banking and financial services industry. He was founder of the United Bank & Trust Company of Maryland in 1966, and continues to serve as Chairman of that organization, which was merged with First Virginia Bank and is now known as First Virginia Bank of Maryland. He is currently a member of the Board of Directors of First Virginia Bank, Inc. The Advisor has its principal executive offices at 9672 Pennsylvania Avenue, Upper Marlboro, Maryland 20772.

     The Fund pays all expenses not assumed by the Investment Adviser, including Trustees' fees, auditing, legal, custodial, transfer agency, investor servicing and shareholder reporting expenses, advisory fees, administration fees, federal and state registration fees, and payments under its distribution plan.

     Administrator

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administrative Management Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:


Average net assets of the Fund                                  Fee or fee rate

Under $15 million                                               $30,000
$15 to $50 million                                   0.20% of average net assets
$50 to $100 million                                  0.15% of average net assets
$100 million to $150 million                         0.10% of average net assets
Over $150 million                                    0.05% of average net assets

     PURCHASE OF FUND SHARES


     The  minimum  initial   investment  in  the  Fund  is  $5,000.   Subsequent
investments  must  be  at  least  $100.  First  Fund  Distributors,   Inc.  (the
"Distributor"), acts as Distributor of the

     Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Advisor.

     Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

Investors may purchase shares of the Fund by check or wire:


     By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Titan Financial Services Fund" should be mailed to the Fund: Titan Financial Services Fund, American Data Services, 24 West Carver St., Huntington, NY 11743.

     A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Titan Financial Services Fund," mailed to the Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 385-7003 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to :
Star Bank, Cincinnati, OH, ABA #042-0001-3, DDA #---------, for credit to Titan Financial Services Fund, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


     For subsequent investments, the investor's bank should wire funds as indicated above. It is not necessary to contact the Transfer Agent prior to making subsequent investments by wire, but it is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part. If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day. Federal tax law requires that investors provide a certified taxpayer identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund is not required to issue share certificates. All shares are normally held in non- certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                                      HOW TO REDEEM AN INVESTMENT IN THE FUND

     A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.
Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption Fee


     A redemption fee is imposed upon redemptions of fund shares within two years of their initial purchase. The fee is designed to compensate the Fund for transaction costs and administrative expenses that may arise from frequent short-term trading activity in its shares. The fee is determined at the following rate:


Year Since Purchase
Payment Made                  Redemption Fee as a Percentage of Amount Redeemed


First..................................                               1.0%

Second.................................                               0.5%



     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 385-7003 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are not followed, the Fund or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $5,000 before the Fund takes any action.

PLAN OF DISTRIBUTION


     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan'), under which the Fund pays First Fund Distributors, Inc. (the "Distributor") a fee, which is accrued daily and payable monthly, at the annual rate of 0.25% the Fund's average daily net assets. The fee is treated by the Fund as an expense in the year it is accrued.


     Amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to and expenses of Distributor account executives and others who engage in or support distribution of shares or who service stock accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.


DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Fund is determined once daily at 4:00 p.m., Eastern time (or on days when the New York Stock Exchange ("NYSE") closes prior to 4:00 p.m., at such earlier time), by taking the value of all assets of the Fund, subtracting all its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value per share will not be determined on such federal and non-federal holidays as are observed by the NYSE.

     The Fund values its assets based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity unless the Board of Directors determines that this does not represent fair value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to pay dividends at least annually and to distribute substantially all of the Fund's net investment income and net short-term capital gains, if any. The Fund intends to distribute dividends from net long-term capital gains, if any, once each year. The Fund may, however, determine to distribute all or part of any long-term capital gains in any year for reinvestment. All dividends and any capital gains distributions will be paid in additional Fund shares and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends be paid in cash. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution at the net asset value next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares acquired from the reinvestment of dividends or capital gains distributions are not subject to the imposition of a contingent deferred sales charge upon their redemption.

     Because the Fund intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders who are required to pay taxes on their income will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. One of the requirements for the Fund to remain qualified as a regulated investment company is that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in the writing of options on securities held for less than three months, in the writing of options which expire in less than three months, and in effecting closing transactions with respect to call or put options which have been written or purchased less than three months prior to such transactions. The Fund may also be restricted in its ability to engage in transactions involving futures contracts.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends-received deduction available to certain corporations.

     At the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of dividends qualifying for the corporate dividends-received deduction. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders must furnish their taxpayer identification numbers and certify the accuracy of the numbers. Shareholders should consult their tax advisers as to the applicability of the foregoing to their current situation.


PERFORMANCE INFORMATION

     From time to time the Fund may quote its "total return" in advertisements and sales literature. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Fund of $5,000 over a period of one year as well as over the life of the Fund, if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the Fund and all sales charges which would be incurred by redeeming shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

     In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The Fund may also advertise the growth of a hypothetical investment of $10,000 in shares of the Fund. Such calculations may or may not reflect the deduction of the contingent deferred sales charge which, if reflected, would reduce the performance quoted. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations (such as mutual fund performance ratings and indexes compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, the S&P Mid-Cap Index, NASDAQ Composite, Russell Mid Cap Index, S&P 100 Index and the Wilshire Mid Cap Index).

GENERAL INFORMATION

     Organization. Professionally Managed Portfolios (the "Trust") is registered with the Securities and Exchange Commission as an open-end management investment company and was organized as a Massachusetts Business Trust on February 17, 1987. The Fund is a series of the Trust. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from only other series.

     All shares of beneficial interest of the Fund (no par value) are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of a liquidation, each share of the Fund is entitled to its portion of all the Fund's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Custodian and Transfer Agent. Star Bank, N.A., 425 Walnut St., Cincinnati, Oh 45202 is custodian of the Fund's assets. American Data Services, Inc., 24 West Carver St., Huntington, NY 11743 is the Fund's Transfer Agent.

     Confirmation and Statements. Shareholders will receive confirmation of purchases and redemptions of Fund shares. The Transfer Agent will provide shareholders with statements on a quarterly basis. Shareholders will also receive audited and unaudited semi-annual financial statements of the Fund.

                          Titan Financial Services Fund
                            9672 Pennsylvania Avenue
                         Upper Marlboro, Maryland 20772


                       STATEMENT OF ADDITIONAL INFORMATION


         Titan Financial Services Fund (the "Fund"), a diversified, professionally managed portfolio, is a separate series of Professionally Managed Portfolios, an open-end management investment company. This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated May __, 1996. A copy of the Prospectus may be obtained by calling toll-free at 1-800-385-7003.
This SAI is dated May --, 1996.


                      INVESTMENT POLICIES AND RESTRICTIONS

         The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.

         Yield Factors and Ratings. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and other nationally recognized statistical rating organization ("NRSROs") are private services that provide rating of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this SAI. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.


     Special Considerations Concerning the Banking Industry and the Savings and Loan Industry.

                  -- The Banking Industry. In the United States, the deposits of commercial banks are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Many of these banks are subsidiaries of bank holding companies. Commercial banks accept deposits, make commercial and other loans, and engage in a variety of other investments. The Fund normally intends to invest in the securities of those bank holding companies which receive a substantial portion of their income from one or more commercial bank subsidiaries, as well as in the securities of banking institutions.

         Despite  some  measure  of  deregulation,  commercial  banks  and their holding companies are also subject to extensive government regulation that significantly affects their activities, earnings, and competitive environment. The Office of the Comptroller of the Currency is the primary federal regulator of national banks. The FDIC is the primary federal regulatory of most state-chartered commercial banks with FDIC-insured deposits. State-chartered commercial banks are also subject to primary supervision and regulation by state banking authorities. The Board of Governors of the Federal Reserve System ("FRB") is the primary federal regulator of bank holding companies and also has regulatory authority over state-chartered banks which are members of the Federal Reserve System. Federal regulators receive comprehensive reports on and conduct examinations of a number of aspects of a federally regulated commercial bank's operations and financial condition, including capital adequacy, liquidity, earnings, dividends, investments, management practice and loan loss reserves. Federal regulators also require that commercial banks maintain minimum levels of capital and liquidity, require the establishment of loan loss reserves, and may limit the bank's ability to pay dividends in certain circumstances.

         Bank holding companies must file regular reports with the FRB and are subject to examinations of certain aspects of their own and their subsidiaries' operations. The activities of a bank holding company are restricted by federal regulations which, among other things, generally prohibit a bank holding company from controlling banks in more than one state, except where specifically permitted by state law, and restrict the types of non-banking activities in which the holding company directly or indirectly may engage.

         Certain economic factors are of particular importance to commercial banks. The availability and cost of funds to commercial banks and other finance companies is important to their profitability. This factor has increased in importance with the deregulation of interest rates. The quality of a bank's portfolio of loans can be adversely affected by depressed market conditions in certain industries. Recent examples of such industries that have affected the loan portfolios of some banks include commercial real estate, international sovereign credits, energy and agriculture. Smaller banks can be particularly affected by such conditions if the economic base of the area in which they are located is closely tied to a depressed industry, such as agriculture.

                  -- The Savings and Loan Industry. The principal business of savings and loan institutions traditionally has consisted of attracting deposits from the general public and originating or purchasing mortgage loans secured by liens on residential real estate. In addition to long-term, fixed-rate residential mortgage loans, savings institutions recently have begun to extend a greater number of loans with shorter terms and/or adjustable interest rates, including consumer and commercial loans, and construction loans on both residential and commercial real estate developments. These types of loans may involve greater risks of default than residential mortgage loans.

         Historically, many savings institutions were organized primarily as mutual companies and as such were owned by their depositors and did not issue common stock. However, in recent years, the need for equity capital and deregulation of the industry have encouraged conversion to stock ownership. Securities of newly converted savings institutions may not be readily marketable, due to the lack of a public trading market or certain restrictions on transfer. Some savings institutions are controlled by holding companies. The Fund normally intends to invest in the securities of those savings institution holding companies, the savings institution subsidiaries of which comprise a significant percentage of their total assets and provide a significant percentage of their income.

         Savings institutions and their holding companies are subject to extensive government regulation. Savings institutions with FDIC-insured deposits are subject to periodic FDIC examination and to FDIC regulation and supervision of their operations. A state-chartered savings institution is also regulated by the laws and bank regulatory authority of the state in which it has its principal office. Savings institutions with federally insured deposits are subject to certain minimum net worth or capital requirements and to other requirements limiting the types of investments they may make. In addition, holding companies of savings institutions which are federally chartered may be subject in certain cases to restrictions on the activities in which they may engage.

         The results of operations of savings institutions may be materially affected by general economic conditions, the monetary and fiscal policies of the federal government and the regulatory policies of governmental authorities. Although in recent years savings institutions have derived an increased portion of their income from receipt of fees, the results of operations of savings institutions continue to depend to a large extent on the level of their "net interest income" (the difference between the interest earned on loans and investments and the interest paid on deposits and borrowings). During the period between the late 1970s and mid-1982, general market interest rates rose to, and remained at, historically high levels as a result of inflationary pressures and governmental policies. During the same period, savings institutions generally experienced a shift in the composition of their deposits form relatively long-term, low-rate certificate accounts or low-rate passbook accounts to certificates of deposit and accounts bearing rates determined by market conditions, often with short maturities. Competition from alternative investments such as money market mutual funds affected savings flows, causing reduced inflows to (or actual net outflows from) savings institutions, thus limiting their ability to make new loans or investments. As a result, the average cost of funds of most savings institutions increased faster than the average yield earned on their assets, which consisted principally of long-term real estate loans at fixed rates of interest. These factors had a severe adverse impact on the earnings of most of the savings industry, with the large majority of savings institutions reporting operating losses for 1991 and 1992. Although interest rates have since declined, there can be no assurance that interest rates will remain at current levels.

         Beginning in the early 1980s a substantial number of savings institutions significantly expanded the amount of their investments in construction lending, real estate development projects, and secured and unsecured commercial and consumer loans. These investments generally entail more risk than mortgage loans secured by residential real estate and may result in losses for certain institutions. Many institutions have also initiated asset and liability management programs designed to minimize vulnerability to interest rate changes. These programs have included such activities as increasing use of adjustable rate mortgages, origination of a higher proportion of shorter-term commercial and consumer loans, and the lengthening of maturities for deposits and borrowings. By including such investments, the assets of savings institutions have begun to match the maturities of their liabilities more closely. In addition, some savings institutions are conducting hedging transactions to reduce their exposure to interest rate risk. The Fund's investments in savings institutions will be affected by changes in the levels of interest rates, national and local cycles in real estate and other economic factors.

         Federal and state regulations do not insure the solvency or profitability of savings and banking institutions or their holding companies, nor do they insure against risk any investments in securities issued by such institutions. The FDIC insure the deposits of member institutions but in no way protect or insure investments in the securities of these institutions.

                  --Legislative Concerns. Legislation has been enacted which has altered the regulatory structure and capital requirements of the banking and savings and loan institution industries. This legislation was enacted as a response to financial problems experienced by a number of banks and savings and loan institutions relating to inadequate capital, adverse economic conditions and alleged fraud and mismanagement. This legislation also strengthened the civil sanctions and criminal penalties for defrauding or otherwise damaging depository institutions and their depositors and curtailed the authority of savings and loan institutions to engage in real estate investment and certain other activities. In addition, the legislation has given federal regulators substantial authority to use all of the assets of a bank or savings and loan institution holding company to satisfy federal claims against an insolvent savings and loan institution or bank owned by the holding company and mandated regulatory action against institutions with inadequate capital levels. Legislative and regulatory actions have also increased the capital requirements applicable to commercial banks and savings and loan institutions. These changes have extended the risk to holding company shareholders in the event of the insolvency of any depository institution owned by the holding company.

         There are currently pending legislative proposals that could expose bank holding companies to well-established competitors, such as securities firms and insurance companies, as well as companies engaged in other areas of business. Increased competition may also result from the broadening of interstate banking powers, which has already lead to a reduction in the number of publicly traded regional banks. Although the costs of insurance premiums have been reduced, these rates can be increased in the future which may adversely affect the Fund.

         Special Considerations Concerning Other Financial Services Industries. Many of the investment considerations discussed in connection which banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics, and by possible future changes in the health care industries. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability. In addition, several significant companies have recently reported liquidity or solvency difficulties and credit rating downgrades.


         The financial services industries currently are changing relatively rapidly as existing distinctions between various financial services industries become less clear. For example, recent business combinations have included different financial services industries such as insurance, finance and securities brokerage under single ownership. In addition, changes in governmental regulation have permitted companies traditionally active in one area to expand into other areas. The effect of these changes in particular segments of the financial services industries is difficult to predict.


         Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes bankrupt. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Titan Investment Advisers, LLC (the "Investment Adviser") to present minimal credit risks in accordance with guidelines established by the Fund's Board of Directors. The Investment Adviser will review and monitor the creditworthiness of those institutions under the Board's general supervision.

         Lending of Fund Securities. The Fund may lend up to 331/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Investment Adviser deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Investment Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

         Reverse Repurchase Agreements. Although it has no intention of doing so during the coming year, the Fund may enter into reverse repurchase agreements with banks up to an aggregate value of not more than 5% of its total assets. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund will maintain with its custodian, in a segregated account, cash, U.S. government securities or other liquid, high-grade debt obligations, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.


         Illiquid Securities. As indicated in the Prospectus, the Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those the Investment Adviser has determined are liquid pursuant to guidelines established by the Funds's board of Directors. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD"). An insufficient number of qualified buyers interested in purchasing Rule
144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio and the Fund might be unable to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Investment Adviser, pursuant to guidelines approved by the Board. The Investment Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Investment Adviser will monitor the liquidity of restricted securities in the Fund's portfolio and report periodically on such decisions to the Board of Directors.

         when-issued and Delayed Delivery Securities. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside in a segregated account cash, U.S. government securities, or other liquid high-grade debt securities with a market value equal to the amount of the commitment. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitment. The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if the Investment Adviser deems it advantageous to do so, which may result in capital gain or loss to the Fund.


         Short Sales "Against the Box." The Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sales, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it will establish a margin account with the broker effecting the short sales and will deposit collateral with the broker. In addition, the Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box. The Fund currently does not intend to have obligations under short sales that at any time during the coming year exceed 5% of the Fund's net assets.

         The Fund might make a short sale "against the box" in order to hedge against market risks when the Investment Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund, or when the Investment Adviser wants to sell a security that the Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sales should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


     Special Considerations Relating to Foreign Securities. To the extent that the Fund invests in U.S. dollar-denominated securities of foreign issuers, theses securities may not be registered with the SEC, nor may the issuers thereof by subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements comparable to those applicable to U.S. companies.

         The Funds may invest in foreign securities by purchasing American Depository Receipts ("ADRs"), which are securities convertible into securities of corporations based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or Fund company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

         The Fund anticipates that their brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries.
Foreign security trading practices, including those involving securities settlement where assets of the Fund may be released prior to receipt of payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

         The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and subject to lessen governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Segregated Accounts. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, the Fund will maintain with an approved custodian in a segregated account cash, U.S. government securities or other liquid high-grade debt securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Special Risks of Hedging Strategies," segregated accounts may also be required in connection with certain transactions involving options.

         Special Risks of Hedging Strategies. The use of options involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of options depends upon the Investment Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which require different skills than predicting changes in the prices of individual securities.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of a an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered in a short hedge because the Investment Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in an instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The

Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         Writing Call Options. The Fund may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Investment Adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

         Portfolio securities on which call options may be written will be purchase solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of underlying security, which will be increased or offset by the premium received. The Fund does not consider a security covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

         Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value.

         The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Investment Adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

         The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

         The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Writing Put Options. The Fund may write put options on securities and indices. A put option gives the purchases of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Fund generally would write put options in circumstances where Investment Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

         Purchasing Put Options. The Fund may purchase put options on securities and indices. As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         The Fund may purchase a put option on an underlying security ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the Investment Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

         The Fund also may purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must declines sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         Purchasing Call Options. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         The Fund also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security. Accordingly, the Fund could purchase a call option on the same underlying security, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the Fund security at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

         Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

         Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchase and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option its writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only be negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

Investment Restrictions


         The following investment restrictions are fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, which is defined in the 1940 Act as the lesser of (1) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund.


         Under the investment restrictions adopted by the Fund:

         1. The Fund may not purchase securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         2. The Fund may not issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 (the "1940 Act") and then not in excess of 33-1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         3. The Fund may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, except that the Fund may purchase, sell or enter into financial options.

         4. The Fund may not purchase or sell real estate, except that investments in securities of issuers that invest in real estate and [investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate] are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         5. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         The following investment restrictions may be changed by the Board of Directors without shareholder approval:

         1. The Fund may not purchase any securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers or exchange, or as a result of reorganization, consolidation, or merger.

         2. The Fund may not purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         3. The Fund may not purchase or retain securities of any company if, to the knowledge of the Fund, any of the Fund's Officers or Directors or any officer or director of the Investment Adviser for the Fund individually owns more than 1/2 of 1% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

         4. The Fund may not make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures or other debt securities and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         5. The Fund may not invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that not listed on the New York or American Stock Exchange, provided that those unlisted warrants, valued at the lower or cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities.

         6. The Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options.

         7. The Fund may not make short sales of securities or maintain a short position, except that a Fund may (a) sell short "against the box" and
         (b) maintain short positions in connections with its use of financial options.

         8. The Fund may not invest in oil, gas or other mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

     9. The Fund may not mortgage, pledge, or hypothecate any assets except in connection with permitted borrowings or the issuance or senior securities.




                                   MANAGEMENT

Trustees

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 45  President and Trustee

     479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administration), President of Southampton Investment Management Company ("Southampton"; mutual fund administrator and the Fund's Administrative Manager), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 52 Trustee

Wildflower Hill, Ancram New York 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee

     30 Rockefeller Plaza, New York, New York 10112. Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 57 Trustee

     333 Technology Drive, Malvern, PA 19355. Managing Director, Premier Solutions, Ltd. Formerly President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee

     260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 38 Treasurer

     2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc., Senior Vice President of ICAC and Vice President of FFD since 1990. Formerly Vice President, Huntington Advisors, Inc. (investment advisors) 1988-90.


Robin Berger*, 39 Secretary

     479 West 22nd St., New York, New York 10011. Vice President, Robert H. Wadsworth & Associates, Inc. since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93), and Legal Product Manager, Mitchell Hutchins Asset Management (1988-91).

Robert H. Wadsworth*, 56 Vice President

     4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of Robert H. Wadsworth & Associates, Inc. since 1982, President of ICAC and FFD and Vice President of Southampton since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         The Trustees of the Trust who are not interested persons receive a total annual retainer of $10,000 paid quarterly, and fees and expenses for each Board meeting attended. These amounts are allocated among all series of the
Trust. The Fund has not yet paid any such trustees' fees or expenses. The officers of the Trust receive no compensation directly from it for performing the duties of their offices. However, those officers and Trustees of the Trust who are officers and/or stockholders of those companies that render administrative services to the Trust as noted below may receive remuneration indirectly because of fees that these companies receive from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. Trustees receive no retirement benefits or deferred compensation from the Trust.

         The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon 60 days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


             INVESTMENT MANAGEMENT, ADMINISTRATION AND DISTRIBUTION
                                  ARRANGEMENTS


         Investment Advisory Arrangements. Titan Investment Advisers, LLC (the "Investment Adviser") acts as the investment adviser to the Fund pursuant to a an investment advisory agreement with the Fund ("Advisory Agreement") dated May___, 1996.


         For its services, the Investment Adviser receives, pursuant to the Advisory Agreement, a fee at an annual rate of 1.00% of the Fund's average daily net assets. The fee is computed daily and payable monthly.

         As required by state regulation, the Investment Adviser will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund exceed applicable limits in any fiscal year. Currently, the most restrictive such limit applicable to the Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees, certain expenses attributable to investing outside the United States and extraordinary items, are excluded from this limitation.

         Under the terms of the Advisory Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Fund's Adviser. General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among series by or under the direction of the board of directors in such manner as the board deems to be fair and equitable. Expenses borne by the Fund include the following (or the Fund's share of the following):
(1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith, (2) fees payable to and expenses incurred on behalf of the Fund by the Investment Adviser, (3) organizational expenses, (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications, (5) fees and salaries payable to directors who are not interested persons (as defined in the 1940 Act) of the Fund, Investment Adviser,
(6) all expenses incurred in connection with directors' services, including travel expenses, (7) taxes (including any income or franchise taxes) and governmental fees, (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds, (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund for violation of any law, (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors, (11) charges of custodians, transfer agents and other agents, (12) costs of preparing share certificates, (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders, (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (17) the cost of investment company literature and other publications provided to directors and officers and (18) costs of mailing, stationery and communications equipment.

         Under the Advisory Agreement, the Investment Adviser will not be liable for any error or judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Fund's board of directors or by vote of the holders of a majority of a Fund's outstanding voting securities, on 60 days' written notice to the Investment Adviser or by the Investment Adviser on 60 days' written notice to the Fund.



         Administration Arrangements. Pursuant to an Administration Agreement dated May_ __, 1996, Investment Company Administration Corporation will serve as the Fund's Administrator. The duties of the Administrator include, but are not limited to, overseeing maintenance of books and records of the Fund required by Rule 31a-1(b)(4) under the 1940 Act; preparation of the Fund's federal, state and local tax returns, preparation of financial information for the Fund's proxy statements and quarterly and annual reports to shareholder; preparation of the Fund's periodic financial reports to the SEC.

         The Administrator shall not be liable for any error of judgement or for any loss suffered by the Fund in connection with performance of its obligations under the Administration Agreement except a loss resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of, or from reckless disregard by it of its duties under the

Administration Agreement. The services of the Administrator to the Fund are not deemed to be exclusive, and nothing in the Administration Agreement prevents the Administrator, or any affiliates thereof, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities.


     Distribution Arrangements. First Fund Distributors, Inc. acts as the distributor of the shares of the Fund under a distribution contract with the Fund dated May --, 1996 ("Distribution Contract").

Plan of Distribution

         The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"), under which, the fund pays the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily assets. Among other things, the Plan provides that (1) the Investment Adviser will submit to the Fund's Board of Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's Board of Directors, including those who are not "interested persons" of the Fund and who have no direct or indirect financial interest in operation of the plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the Fund and (4) while the Plans remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund shall be committed to the discretion of the Directors who are not interested persons of the Fund.


                             PORTFOLIO TRANSACTIONS

         Subject to policy established by the Board of Directors of the Fund, the Investment Adviser will arrange for the execution of the Fund's portfolio transactions and the allocation of brokerage. In executing portfolio transactions the Investment Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. The Fund may invest in securities traded in the over-the-counter markets and deal directly with the dealers who make markets in the securities involved, unless a better price or execution could be obtained by using a broker. While the Investment Adviser generally will sell reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with best results in particular transactions.

         In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain the best net price and the most favorable execution for orders; however, the Investment Adviser may, in its discretion, purchase and sell portfolio securities through brokers and dealers who provide the Investment Adviser or the Fund with research, analysis, advice and similar services. The Investment Adviser may, in return for research and analysis, pay brokers a higher commission than may be charged by other brokers, provided that the Investment Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Investment Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. Information and research received from such brokers and dealers will be in addition to, and not in lieu of, the services required to be performed by the Investment Adviser under its Advisory Agreement with the Fund. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions.

         Investment decisions for the Fund and for other investment accounts managed by the Investment Adviser are made independently of each other in the light off differing considerations for the various accounts. However, the same investment decision may occasionally be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated to accounts according to a formula deemed equitable to each account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


Portfolio Turnover

         Because the Fund's primary objective is long-term capital appreciation by maintaining investments in the securities of various savings and banking institutions and their holding companies, the Fund anticipates that its annual portfolio turnover rate generally will not exceed 100%. The turnover rate will not be a limiting factor if the Investment Adviser deems portfolio changes appropriate. The turnover rate may vary greatly form year to year. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities the maturities of which at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year (exclusive of portfolio securities the maturities of which at the time of acquisition were one year or less).


                               VALUATION OF SHARES

         The Fund determines its net asset value per share as of the close of regular trading (currently 4:00 p.m., eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each security will be valued on the basis of the last sales price on the valuation date on the principal exchange on which the security is traded. Where securities are traded on one or more exchanges and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors or its delegate believes reflect most closely the value of such securities. With respect to those securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available, the value shall be determined by taking the latest "bid" prices. Short-term securities which mature in more than 60 days will be valued at current market quotations. Short-term securities which mature in 60 days or less will be valued at amortized cost, if their term to maturity from date of purchase is 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from date of purchase exceeds 60 days. Securities for which market quotations are not readily available, including restricted securities, and other assets will be valued at fair value as determined in good faith according to a pricing procedure developed by the Investment Adviser and approved by the Board of Directors.

         In the calculation of the Fund's net asset value; (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Fund's Board of Directors); (2) an option is valued at the mean between the latest bid and asked prices; (3) a futures contract is valued at the latest sales price on the commodities exchange on which it trades unless the Board determines that such price does not reflect its market value, in which case it will be valued at its fair value as determined by the Board of Directors; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (5) when market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (valuation of debt securities for which market quotations are not readily available may be used upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (6) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost or amortized value basis; and (7) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market ratings prior to the close of the New York Stock Exchange. Dividends receivable are accrued as the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known. Interest income is accrued daily except when collection is uncertain. Certain securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Board of Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.


                             PERFORMANCE INFORMATION

         The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Total  Return   Calculations.   Average   annual  total  return  quotes
("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

     P(1 + T)n          =     ERV
where:       P          =     a hypothetical initial payment of $1,000 to
`                                  purchase shares of a Fund
             T          =     average annual total return of shares of that Fund
             n          =     number of years
             ERV        =     ending redeemable value of a hypothetical
                                    $1,000 payment made at the
                                      beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). A Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     Yield. Yields used in the Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to the Fund's shares for a 30-day period ("Period"), net of expenses attributable to the Fund, by the average number of shares of such Fund entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the Period.
Yield quotations are calculated according to the following formula:

YIELD        =        2 [ (a - b + 1)6 - 1 ]
                             cd


where:       a          =     interest earned during the period attributable
                                   to the Fund
             b          =     expenses accrued for the Period attributable to
                                   the Fund (net of reimbursements)
             c          =     the average daily number of shares of the Fund
                              outstanding during the period that were entitled
                              to receive dividends
             d          =     the net asset value per share on the last day of
                                   the Period

     Except as noted below, in determining interest income earned during the Period (variable in the above formula), the Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last Business Day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     Other Information. In Performance Advertisements, the Fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Services ("Wiesenberger"), Investment Company Data, Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Wilshire 5000 Index. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD, Bloomberg Financial Markets Service or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a Fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Fund may also compare its performance with the performance of bank certificates of deposit (CDS) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDS of major banks published by Banxquote (TM) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDS are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns thereon and net asset value will fluctuate. The securities held by the Fund generally have longer maturities than most CDS and may reflect interest rate fluctuations for longer term securities.

                                      TAXES

     In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward currency contracts) derived with respect to its business of investing securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options, or futures (other than those on foreign currencies), or foreign currencies (or options, futures, or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 of that year, plus certain other amounts.

     The use of certain option strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to the

Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by an decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be concluded in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, futures, and forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


                                OTHER INFORMATION


     Counsel. Heller, Ehrman, White & McAuliffe, 333 Bush St., San Francisco, Ca, 94104 is counsel to the Trust. Kirkpatrick & Lockhart LLP, 1800 M St., NW, Washington, D.C. 20036- 5891 is counsel to the Fund.


     Independent Accountants. Tait, Weller & Baker, 2 Penn Center Plaza, Philadelphia, PA 19102-1707 serves as the Fund's independent accountants.

                                    APPENDIX

Description of Moody's Long-Term Debt Ratings

     Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than the "Aaa" securities; A. Bonds which are rated "A" possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa. Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Corporate Debt Ratings

     AAA. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B. Debt rated "BB" and "B" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; BB. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB--" rating; B. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB--" rating.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     NR indicates that no public rating has been requested, that there is insufficient information in which to base a rating or that S&P does not rate a particular type of obligation as matter of policy.

Description of Moody's Preferred Stock Ratings

     "aaa". An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks; "aa". An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future; "a". An issue which is rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are nevertheless expected to be maintained at adequate levels; "baa". An issue which is rated "baa" is considered to be medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time; "ba". An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class; "b". An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small; "caa". An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments; "ca". An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments; "c". This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Preferred Stock Ratings

     "AAA". This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. "AA". A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA"; "A". An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions; "BBB". An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category; "BB", "B", "CCC". Preferred stocks rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Short-Term Debt Ratings

     Prime-1. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2. Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of S&P Commercial Paper Ratings

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1". A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

Description of S&P Ratings of State and Municipal Notes and Other Short-Term
Loans

     S&P tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

             SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

             SP-2.  Satisfactory capacity to pay principal and interest.

                                TABLE OF CONTENTS


INVESTMENT POLICIES AND RESTRICTIONS...................................... 16

DIRECTORS AND OFFICERS................................................... 17

INVESTMENT MANAGEMENT, ADMINISTRATION AND DISTRIBUTION
ARRANGEMENTS.............................................................. 17

PORTFOLIO TRANSACTIONS.................................................... 20

VALUATION OF SHARES....................................................... 21

PERFORMANCE INFORMATION.................................................... 22

TAXES..................................................................... 25

OTHER INFORMATION....................................................... 26

APPENDIX ................................................................ 29

                                         PROFESSIONALLY MANAGED PORTFOLIOS

                                                     FORM N-1A
                                                      PART C

Item 24.  Financial Statements and Exhibits.

         (a) Financial Statements: Financial Statements for the fiscal year ended March 31, 1995: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1995 and the semi-annual period ended September 30, 1995: incorporated by reference from the semi-annual reports to shareholders for the fiscal period ended September 30, 1995 (Avondale Total Return, Crescent, Hodges, Osterweis, Perkins Opportunity, and Women's Equity Mutual Fund Series)

           Financial Statements for the fiscal year ended August
          31, 1995: Incorporated by Reference from the annual
           reports to shareholders for the fiscal year ended August 31, 1995 (Academy Value and Trent Equity Fund Series).


          Financial Statements for the fiscal period ended December 31, 1995; Incorporated by Reference from the annual reports to shareholders for the fiscal period ended December 31, 1995 (Kayne, Anderson Rising Dividend Fund Series, Insightful Investor Growth Fund Series, Matrix Growth Fund Series, Matrix Emerging Growth Fund Series) and semi-annual report for the fiscal period ended December 31, 1995 (Boston Managed Growth Fund series).


         (b)  Exhibits:

                  (1)      Agreement and Declaration of Trust-2

                  (2)  By-Laws--2

                  (3)  Voting Trust Agreement -- Not applicable

                        (4) Specimen Share Certificate-3

                  (5)  Form of Investment Advisory Agreement-1

                  (6)  Form of Distribution Agreement-1

                       (7) Benefit Plan -- Not applicable


                  (8)  Form of Custodian and Transfer Agent
               Agreements-6


                  (9)  Form of Administration Agreement-1

                  (10) Consent and Opinion of Counsel as to legality of shares-3

                  (11)  Consent of Accountants-2

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-3

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1-1

                  (16)  Schedule for Computation of Performance
                Quotations-5


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29 ,
1995.

3 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987.

4 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 2, 1991.

5 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on June 17, 1992.


6 To be filed by amendment.


Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.




Item 26. Number of Holders of Securities.


                                             Number of Record
                                               Holders as of
           Title of Class                      March 1, 1996


Shares of Beneficial Interest,
no par value:


          Academy Value Fund                         127
          Avondale Total Return Fund                 141
          Crescent Fund                              112
          Hodges Fund                                633
          Osterweis Fund                             126
          Perkins Opportunity Fund                 5,499
          ProConscience Womens Equity Fund           461
          Trent Equity Fund                          221
          Matrix Growth Fund                         492
          Matrix Emerging Growth Fund                 53
          Kayne, Anderson Rising Dividend Fund       106
          Insightful Investor Growth Fund            128
          Leonetti Balanced Fund                     198
          U.S.Global Leaders Growth Fund              27
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         __*
          Pzena Value Fund                            __*



Item 27.  Indemnification

         The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration
Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Crescent Research & Management     File No. 801-36828
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Kayne, Anderson Investment Mgmnt.  File No. 801-24241
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Insightful Management Company      File No. 801-46565
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      R.S. Pzena Investment Management   File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306

    With respect to United States Trust Company of Boston,  the response to this item is  incorporated by reference to the responses to Item 5 of Part A and Item
16  of  Part  B  ("Management")of   Post-Effective  Amendment  No.  20  to  the
Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund, the Matrix Emerging Growth Fund and the Insightful Investor Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                RNC Liquid Assets Fund, Inc.
            Hotchkis and Wiley Funds
                PIC Investment Trust
            Rainier Investment Management Mutual Funds
            Guinness Flight Investment Funds
            Jurika & Voyles Fund Group

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund. Newcomb & Company, 6 New England Executive

Park, Ste. 400, Burlington, MA 01803 acts as Distributor for the
Insightful Investor Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary


         Each officer's business address is 4455 E. Camelback Rd., Ste.
261-E, Phoenix, AZ 85018.   Mr. Paggioli serves as President and a
Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to file a Post-Effective amendment using financial statements which need not be certified, within four to six months from the effective date of this amendment, as such requirement is interpreted by the staff in its generic comment letter dated February 25, 1994.

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on March 5, 1996.



                              PROFESSIONALLY MANAGED PORTFOLIOS


                                  By: Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Steven J. Paggioli              Trustee      March 5, 1996
  Steven J. Paggioli


Eric M. Banhazl                Principal     March 5, 1996
Eric M. Banhazl                Financial
                                Officer

Dorothy A. Berry                Trustee      March 5, 1996
*Dorothy A. Berry


Wallace L. Cook                 Trustee      March 5, 1996
*Wallace L. Cook


Carl A. Froebel                  Trustee     March 5, 1996
*Carl A. Froebel



Rowley W. P. Redington          Trustee      March 5, 1996
*Rowley W. P. Redington



* By: Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact
     under powers of attorney as filed with
     Post-Effective Amendment No. 20 to the
     Registration Statement.